UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07093

T. Rowe Price Summit Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Item 1. Schedule of Investments

Summit Funds	January 31, 2017

T. Rowe Price Cash Reserves Fund

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	Par	$ Value
ASSET-BACKED COMMERCIAL PAPER 7.6%		
CAFCO, 0.90%, 3/1/17 (1)	16,725	16,713
Chariot Funding, 1.05%, 3/31/17 (1)	6,500	6,489
Chariot Funding, 1.15%, 7/10/17 (1)	13,750	13,680
Charta, 0.87%, 2/6/17 (1)	7,000	6,999
Charta, 0.94%, 3/2/17 (1)	8,250	8,244
Charta, 0.96%, 3/15/17 (1)	5,000	4,994
CRC Funding, 0.90%, 3/1/17 (1)	17,000	16,988
Gotham Funding, 1.05%, 2/3/17 (1)	10,000	9,999
Gotham Funding, 1.08%, 3/13/17 (1)	5,000	4,994
Liberty Street Funding, 1.07%, 4/4/17 (1)	17,000	16,969
Manhattan Asset Funding, 1.04%, 4/13/17 (1)	18,000	17,963
Old Line Funding, VR, 1.326%, 2/7/17 (1)	14,650	14,650
Starbird Funding, 0.91%, 2/1/17 (1)	11,050	11,050
Thunder Bay Funding, 1.02%, 4/5/17 (1)	12,000	11,979
Thunder Bay Funding, 1.05%, 3/20/17 (1)	4,750	4,744
Thunder Bay Funding, 1.16%, 6/15/17 (1)	3,000	2,987
Total Asset-Backed Commercial Paper (Cost $169,442)		169,442
CERTIFICATES OF DEPOSIT 5.3%		
Canadian Imperial Bank of Commerce VR, 1.452%, 10/13/17 (2)	4,250	4,250
Chase Bank, VR, 1.309%, 1/9/18 (3)	15,000	15,000
Credit Suisse, 1.43%, 5/22/17 (2)	7,500	7,500
Credit Suisse, VR, 1.447%, 2/13/17 (2)	10,000	10,000
Nordea Bank Finland, VR, 1.441%, 4/21/17 (2)	12,250	12,260
Rabobank Nederland, 1.07%, 4/21/17 (2)	9,450	9,450
Royal Bank of Canada, VR, 1.251%, 12/8/17 (2)	2,500	2,500
Skandinaviska Enskilda Banken, 1.26%, 5/26/17 (2)	6,000	6,002
Standard Chartered Bank, 1.32%, 2/28/17 (2)	16,800	16,805

Toronto-Dominion Bank, VR, 1.382%, 8/10/17 (2)	15,000	15,000
Wells Fargo Bank, 1.06%, 2/1/17 (3)	5,800	5,800
Wells Fargo Bank, VR, 1.334%, 6/1/17 (3)	8,800	8,805
Wells Fargo Bank, VR, 1.478%, 9/22/17 (3)	5,000	5,008
Total Certificates of Deposit (Cost $118,380)		118,380

FINANCIAL COMPANY COMMERCIAL PAPER 13.1%

ABN AMRO Funding USA, 1.01%, 2/24/17 (1)	8,000	7,995
ABN AMRO Funding USA, 1.27%, 4/7/17 (1)	10,000	9,977
Australia & New Zealand Banking Group, 0.97%, 3/22/17	15,200	15,180
Bank of Montreal, 1.08%, 3/17/17	16,500	16,478
BNP Paribas, 0.83%, 2/3/17	13,000	12,999
BNP Paribas, 1.03%, 4/12/17	5,000	4,990
BNP Paribas, 1.05%, 4/3/17	2,750	2,745
BPCE, 0.98%, 3/1/17 (1)	7,750	7,744
BPCE, 1.20%, 5/1/17 (1)	7,750	7,727
Canadian Imperial Bank of Commerce, 1.49%, 1/9/18 (1)	14,000	13,802
Commonwealth Bank of Australia, 1.00%, 3/16/17 (1)	2,000	1,998
CPPIB Capital, 0.85%, 4/17/17 (1)	16,000	15,972
Credit Agricole, 0.85%, 2/2/17	14,500	14,500
Danske, 1.22%, 7/5/17 (1)	5,500	5,471
Danske, 1.23%, 4/6/17 (1)	12,920	12,892
Danske, 1.25%, 6/8/17 (1)	4,000	3,982
Danske, 1.50%, 11/1/17 (1)	535	529
DNB NOR Bank, 1.06%, 4/25/17 (1)	14,700	14,664
HSBC, VR, 1.173%, 6/19/17 (1)	14,000	14,000
Massachusetts Mutual Life, 0.69%, 2/13/17 (1)	15,000	14,997
Massachusetts Mutual Life, 0.70%, 2/10/17 (1)	5,220	5,219
Nationwide Building Society, 1.22%, 6/5/17 (1)	19,000	18,920

Natixis, 0.89%, 2/14/17	2,224	2,223
Rabobank Nederland, 0.90%, 3/8/17	8,940	8,932
Skandinaviska Enskilda Banken, 1.05%, 5/3/17 (1)	7,000	6,981
Skandinaviska Enskilda Banken, 1.16%, 7/26/17 (1)	4,100	4,077
Svenska Handelsbanken, 0.90%, 3/8/17 (1)	16,700	16,685
Swedbank, 0.92%, 2/16/17	10,000	9,996
Swedbank, 1.02%, 5/3/17	6,700	6,683
Swedbank, 1.05%, 5/22/17	4,000	3,987
Swedbank, 1.14%, 7/24/17	2,200	2,188
Toronto-Dominion Bank, 1.35%, 10/5/17 (1)	2,500	2,477
Westpac Banking, 0.95%, 3/21/17 (1)	5,000	4,994
Total Financial Company Commercial Paper (Cost $292,004)		292,004

NON-FINANCIAL COMPANY COMMERCIAL PAPER 24.8%

American Honda Finance, 0.93%, 4/24/17	17,900	17,862
Apple, 0.71%, 3/13/17 (1)	16,000	15,987
Austin, Utilities, Series A, TECP, 0.74%, 2/8/17	5,300	5,300
Banner Health, Series 2015, 0.81%, 3/8/17	13,750	13,750
Baptist Health South Florida, 0.75%, 2/7/17	18,070	18,068
BASF, 0.87%, 3/28/17 (1)	17,000	16,977
BMW U.S. Capital, 0.76%, 3/13/17 (1)	6,000	5,995
Caterpillar Financial Services, 0.77%, 2/7/17	7,000	6,999
Caterpillar Financial Services, 0.93%, 2/16/17	10,000	9,996
Charlotte-Mecklenburg Hosp. Auth., 0.76%, 2/8/17	3,000	3,000
Charlotte-Mecklenburg Hosp. Auth., 0.95%, 4/12/17	14,750	14,723
Coca-Cola, 0.81%, 3/14/17 (1)	9,100	9,092
Coca-Cola, 0.95%, 7/14/17 (1)	4,000	3,983
Coca-Cola, 0.955%, 7/17/17 (1)	7,000	6,969
Estee Lauder Companies, 0.73%, 2/21/17 (1)	2,000	1,999

Export Development Canada, 0.70%, 2/6/17	15,000	14,999
Export Development Canada, 0.70%, 2/13/17	10,000	9,998
Harris County Cultural Ed. Fac., Series 9C-1 TECP, 0.80%, 2/3/17	15,000	15,000
Harvard Univ., 0.80%, 3/1/17	5,000	4,997
Hydro-Quebec, 0.86%, 5/1/17 (1)	20,000	19,957
Inova Health, 0.83%, 3/8/17	15,170	15,158
Kaiser Permanente, 0.98%, 4/20/17	19,750	19,708
Los Angeles Airport, Series C4, 0.85%, 3/16/17	12,492	12,479
Los Angeles Metropolitan Transportation Auth. Series ATSM, 1.05%, 4/4/17	14,000	14,000
Metropolitan Nashville & Davidson County, Series A2 TECP, GO, 0.73%, 2/1/17	5,225	5,225
Microsoft, 0.815%, 3/16/17 (1)	19,000	18,982
Nestle Finance International, 0.88%, 4/13/17	15,000	14,974
Northwestern Univ., 0.75%, 2/15/17	6,000	5,998
Ohio Higher Educ. Fac. Commission, 0.80%, 2/16/17	7,500	7,497
Ohio Higher Educ. Fac. Commission, 0.95%, 4/13/17	9,250	9,233
PACCAR Financial, 0.80%, 3/9/17	10,000	9,992
Pfizer, 1.03%, 7/17/17 (1)	20,000	19,905
Philadelphia Airport, Series CC2, 0.92%, 2/6/17	7,000	7,000
Philadelphia Airport, Series CC2, 1.00%, 5/1/17	11,600	11,600
Philip Morris International, 0.74%, 2/15/17 (1)	15,000	14,996
Philip Morris International, 0.75%, 2/14/17 (1)	4,012	4,011
Province of British Columbia, 0.90%, 3/14/17	16,615	16,598
Reckitt Benckiser Treasury, 0.98%, 4/3/17 (1)	13,100	13,078
Rice Univ., 0.76%, 2/2/17	6,000	6,000
Sentara Healthcare, 0.87%, 2/7/17	15,200	15,200
SSM Health Care, Series A, 0.87%, 2/16/17	10,000	9,996
SSM Health Care, Series A, 0.92%, 3/22/17	9,600	9,588

Texas A&M Univ., Series B, TECP, 0.80%, 3/3/17	3,000	3,000
Texas Agricultural Fin. Auth., 0.90%, 2/15/17	4,300	4,298
Texas PFA, Series 09-A, GO, 0.80%, 2/15/17	12,750	12,750
Toyota Mortar Credit, VR, 1.234%, 5/26/17	24,250	24,250
Unilever Capital, 1.02%, 7/3/17	13,000	12,944
UnityPoint Health, 0.77%, 2/16/17	6,508	6,506
Univ. of Chicago, 0.79%, 3/20/17	11,100	11,089
Total Non-Financial Company Commercial Paper (Cost $551,706)		551,706
OTHER ASSET BACKED SECURITIES 0.2%		
CCG Receivables Trust, Series 2016-1 Class A1, 0.80%, 6/14/17 (4)	3,023	3,023
MMAF Equipment Finance, Series 2016-AA Class A1, 0.75%, 5/15/17 (4)	1,075	1,075
Total Other Asset Backed Securities (Cost $4,098)		4,098
OTHER INSTRUMENTS 5.4%		
Bank of America, 1.22%, 7/5/17	16,000	16,000
Bank of America, 1.25%, 2/14/17	1,825	1,825
BB&T, 1.60%, 8/15/17	3,561	3,567
Berkshire Hathaway, 1.60%, 5/15/17	3,900	3,907
Commonwealth Bank of Australia, VR, 1.317%, 3/13/17 (4)	15,000	15,005
General Electric, 5.25%, 12/6/17	2,285	2,362
National Australia Bank, 1.25%, 3/17/17 (4)	16,320	16,328
Nordea Bank, 3.125%, 3/20/17 (4)	4,600	4,613
PNC Bank, 1.50%, 10/18/17	1,000	1,001
Principal Life Global Funding II, 1.125%, 2/24/17 (4)	6,850	6,850
Principal Life Global Funding II, 1.20%, 5/19/17 (4)	6,800	6,800
Royal Bank of Canada, 1.40%, 10/13/17	7,450	7,452
UBS, 1.375%, 6/1/17	8,400	8,403

UBS, VR, 1.491%, 6/1/17	10,000	10,013
Walt Disney Company, 0.875%, 5/30/17	4,000	3,999
Westpac Banking, 1.20%, 5/19/17	11,948	11,952
Total Other Instruments (Cost $120,077)		120,077
SUPRA-NATIONAL DEBT 0.8%		
International Bank for Reconstruction and Development 0.875%, 4/17/17	18,000	18,001
Total Supra-National Debt (Cost $18,001)		18,001
U.S. TREASURY DEBT 15.8%		
U.S. Treasury Notes, FRN, 0.58%, 4/30/17	59,400	59,400
U.S. Treasury Notes, FRN, 0.583%, 7/31/17	71,800	71,800
U.S. Treasury Notes, FRN, 0.646%, 1/31/19	50,000	49,985
U.S. Treasury Notes, FRN, 0.674%, 10/31/17	55,400	55,397
U.S. Treasury Notes, FRN, 0.676%, 10/31/18	6,080	6,080
U.S. Treasury Notes, FRN, 0.68%, 7/31/18	24,600	24,598
U.S. Treasury Notes, FRN, 0.696%, 4/30/18	42,000	42,000
U.S. Treasury Notes, FRN, 0.778%, 1/31/18	42,000	42,006
Total U.S. Treasury Debt (Cost $351,266)		351,266
VARIABLE RATE DEMAND NOTES 27.5%		
Alaska Housing Fin. Corp., Single Family, Series A VRDN, 0.69%, 2/1/17 (5)	20,790	20,790
Baltimore City, Parking, VRDN, 0.72%, 2/7/17	25,000	25,000
California HFA, Adventist Health West, Series B VRDN, 0.54%, 2/1/17	3,700	3,700
Charlotte, NASCAR, Series D, VRDN, 0.73%, 2/7/17	24,000	24,000
Colorado HFA, SCL Health, Series C, VRDN, 0.66%, 2/7/17	12,000	12,000

Colorado Housing Fin. Auth., Multi-Family, Series B1, VRDN 0.75%, 2/7/17	25,000	25,000
Florida Municipal Power Agency, Series C VRDN, 0.64%, 2/1/17	16,125	16,125
Geisinger Auth., Series B, VRDN, 0.58%, 2/1/17	9,450	9,450
Geisinger Auth., Series B, VRDN, 0.58%, 2/1/17	10,000	10,000
Illinois Fin. Auth., Carle Foundation, Series E VRDN, 0.66%, 2/7/17	25,000	25,000
Illinois Fin. Auth., Univ. of Chicago Medical, Series E1 VRDN, 0.58%, 2/1/17	13,150	13,150
Indiana Fin. Auth., Duke Energy, Series A5 VRDN, 0.58%, 2/1/17	5,600	5,600
Johnson City Health & Ed. Fac. Board, Series B VRDN, 0.73%, 2/7/17	10,480	10,480
Louisville & Jefferson County Airport, Series B VRDN, 0.64%, 2/1/17 (5)	11,500	11,500
Maryland Economic Dev. Corp., Howard Hughes Medical VRDN, 0.65%, 2/7/17	23,000	23,000
Massachusetts Dev. Fin. Agency, Boston Univ., Series U6C VRDN, 0.58%, 2/1/17	26,230	26,230
Massachusetts HEFA, Children's Hosp., Series N4 VRDN, 0.62%, 2/1/17	24,240	24,240
Maumelle, Kimberly-Clark, Series 2015 VRDN, 0.80%, 2/7/17 (4)	17,300	17,300
Metropolitan Transportation Auth. of New York, Dedicated Tax Series A1, VRDN, 0.62%, 2/1/17	24,825	24,825
Michigan Finance Auth., GO, VRDN, 0.72%, 2/7/17	180	180
Michigan Finance Auth., GO, VRDN, 0.73%, 2/7/17	25,000	25,000
Mississippi Business Fin. Corp., Chevron, Series E VRDN, 0.60%, 2/1/17	400	400
Mississippi Business Fin. Corp., Chevron, Series G VRDN, 0.60%, 2/1/17	20,160	20,160
Montgomery County Housing Opportunities Commission Single Family, Series E, VRDN, 0.73%, 2/7/17	8,315	8,315

Murray City, Series C, VRDN, 0.60%, 2/1/17	30,000	30,000
New York City Housing Dev. Corp., Series A VRDN, 0.72%, 2/7/17	22,300	22,300
New York City Municipal Water Fin. Auth., Series DD-1 VRDN, 0.62%, 2/1/17	17,800	17,800
New York State Energy Research & Dev., Series A-4 VRDN, 0.66%, 2/7/17 (5)	23,200	23,200
New York State Housing Fin. Agency, Series A VRDN, 0.64%, 2/1/17	10,000	10,000
New York State Mortgage Agency, Series 144 VRDN, 0.66%, 2/1/17 (5)	22,470	22,470
Philadelphia HHEFA, Children's Hosp., Series B VRDN, 0.61%, 2/1/17	12,900	12,900
Providence Health & Services, VRDN, 0.73%, 2/7/17	24,745	24,745
Southern Ute Indian Tribe, VRDN, 0.80%, 2/7/17	25,000	25,000
Univ. of California Regents, Series Z1, VRDN, 0.65%, 2/7/17	4,000	4,000
Univ. of Delaware, VRDN, 0.58%, 2/1/17	10,760	10,760
Virginia State College Building Auth., 21st Century, Series C VRDN, 0.58%, 2/1/17	2,770	2,770
Wisconsin Housing and Economic Dev., Series F VRDN, 0.78%, 2/7/17	23,715	23,715
Total Variable Rate Demand Notes (Cost $611,105)		611,105
Total Investments in Securities 100.5% of Net Assets (Cost $2,236,079)		**$ 2,236,079**

‡ Par is denominated in U.S. dollars unless otherwise noted.

(1) Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" -- total value of such securities at period-end amounts to $512,476 and represents 23.0% of net assets.

(2) Yankee certificates of deposit are issued by U.S. branches of foreign banks.

(3) Domestic certificates of deposit are issued by domestic branches of U.S. banks.

(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $70,994 and represents 3.2% of net assets.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Cash Reserves Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Summit Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Cash Reserves Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income.

In accordance with amendments to rules governing money market funds under the 1940 Act and as approved by the fund’s Board, the fund intends to operate as a retail money market fund. Accordingly, on or about July 1, 2016 the fund implemented policies and procedures to limit investments in the fund to accounts beneficially owned by natural persons. The fund’s principal investment strategies will remain the same; the fund will continue to value its securities at amortized cost and transact at a stable $1.00 net asset value per share. Beginning October 14, 2016, the fund has the ability to impose liquidity fees on redemptions and/or a temporarily suspend redemptions (redemption gates) in the event the fund’s weekly liquid assets fall below designated thresholds and such liquidity fees or redemption gates are determined by the Board to be in the best interest of the fund.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Guidance
In October 2016, the Securities and Exchange Commission (SEC) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is effective for financial statements filed with the SEC on or after August 1, 2017; adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

In accordance with Rule 2a-7 under the 1940 Act, the fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. On January 31, 2017, all of the fund’s financial instruments were classified as Level 2 in the fair value hierarchy.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At January 31, 2017, the cost of investments for federal income tax purposes was $2,236,079,000.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Funds, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date March 27, 2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date March 27, 2017

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date March 27, 2017